RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

9. RELATED PARTY TRANSACTIONS

	As of December 31, 2022	As of December 31, 2021
- Revenue	$(3,239)	$(8,137)

- Operating expenses	$124,790	$93,600

The related party transactions are generally transacted in an arm-length basis at the current market value in the normal course of business.